The Grafiti Holding Note - Schedule of Note Receivables (Details) - Grafiti Holding Inc [Member] - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable, amortized cost (inclusive of accrued interest)		$ 550,548
Less: allowance for credit losses	$ (238,103)	(108,568)
Note receivable, net	907,897	441,432
Current note receivable, net	$ 907,897	441,432
Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable, net		441,980
Current note receivable, net		441,980
Note receivable, net		$ 441,980